PROVISIONS AND CONTINGENCIES - Tax Provision and Contingencies (Details) - BRL (R$) R$ in Thousands				12 Months Ended
	Apr. 15, 2025	Sep. 20, 2024	Apr. 22, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Possible losses of regulatory contingencies				R$ 1,450,372	R$ 1,266,690
Reimbursement to monitor compliance				40,524	35,968
Revenues that should be included in the calculation
Disclosure of other provisions [line items]
Possible losses of regulatory contingencies				1,182,102	1,024,955
PADO
Disclosure of other provisions [line items]
Fine aplied				127,741
Updated fine aplied				184,486	167,658
CADE
Disclosure of other provisions [line items]
Possible losses of regulatory contingencies				43,260	38,109
Fine aplied				28,394
ANATEL
Disclosure of other provisions [line items]
Possible losses of regulatory contingencies				1,315,968	1,230,427
Main themes
Disclosure of other provisions [line items]
Other regulatory provisions				989,545	953,080
Other cases
Disclosure of other provisions [line items]
Other regulatory provisions				84,417	198,015
Possible losses of regulatory contingencies				R$ 471,594	R$ 569,520
State of São Paulo Amnesty Program
Disclosure of other provisions [line items]
Interest discount related to renegotiations				100.00%
Discount on outstanding balance related to renegotiations				50.00%
Provisioned amount for ICMS disputes			R$ 727,821
Provisioned amount for ICMS disputes after refinancing program			R$ 371,052
Number Of Installments For Payments Offered			60
State of Paraná Amnesty Program
Disclosure of other provisions [line items]
Interest discount related to renegotiations				70.00%
Provisioned amount for ICMS disputes		R$ 157,650
Provisioned amount for ICMS disputes after refinancing program		R$ 113,602
Number Of Installments For Payments Offered		60
State of Rio Grande do Sul Amnesty Program
Disclosure of other provisions [line items]
Interest discount related to renegotiations	70.00%
Provisioned amount for ICMS disputes	R$ 163,528
Provisioned amount for ICMS disputes after refinancing program	R$ 73,593
Number Of Installments For Payments Offered	18			18